LESSEE DISCLOSURES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities, classified as financing activities	£ 243
The Group
Disclosure of quantitative information about right-of-use assets [line items]
At 1 January	1,268	£ 1,434	£ 1,609
Exchange and other adjustments	(9)	0
Additions	71	122
Disposals	(12)	(82)
Depreciation charge for the year	(216)	(215)
At 31 December	1,268	1,434
The Bank
Disclosure of quantitative information about right-of-use assets [line items]
At 1 January	690	778	£ 868
Exchange and other adjustments	(9)	0
Additions	54	104
Disposals	(4)	(73)
Depreciation charge for the year	(129)	(121)
At 31 December	£ 690	£ 778